Long Term Incentive Plan - Narrative (Detail) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 18, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Long-Term Incentive Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Grant value, minimum		50.00%		50.00%
Grant value, maximum		150.00%		150.00%
Incentive compensation expense		$ 772,000	$ 1,600,000	$ 1,900,000	$ 2,300,000	$ 1,400,000
Vesting percentage of target value absent any modification to LTI Plan	100.00%
Percent increase in target value in exchange to defer immediate vesting	10.00%
Additional incentive compensation expense				$ 173,000
Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Aggregate target value paid		1,800,000
Non-Executive [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Aggregate target value paid		$ 515,000